Shareholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity (Deficit) [Abstract]
Schedule of Composition of Shareholders' Equity	Composition of shareholders’ equity (deficit):
	As of December 31, 2023		As of December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Shares of NIS 0.05 par value:
Series Ordinary Shares	222,000,000	13,051,343	14,307,116	2,578,760
Series Convertible Ordinary 1 Shares	-	-	607,680	607,680
Series Convertible Ordinary 2 Shares	-	-	889,200	889,200
Series Convertible B Preferred Shares	-	-	2,047,200	2,047,200
Series Convertible B1 Preferred Shares	-	-	738,240	738,240
Series Convertible C Preferred Shares	-	-	3,410,564	2,928,960
Total	222,000,000	13,051,343	22,000,000	9,790,040